Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Tax savings	$ 0	$ 0	$ 1,353,778
Basic earnings per shares	$ (6.55)	$ (2,122.77)	$ (2,369.30)
Diluted earnings per shares	(6.55)	$ (2,122.77)	$ (2,369.30)
Income tax (credits)/expenses		$ (77,649)	$ 124,058
Preferential Tax Rate [Member]
Debt Instrument [Line Items]
Basic earnings per shares	0	$ 0	$ 231.22
Diluted earnings per shares	$ 0	$ 0	$ 231.22